Investments - Summary of goodwill of the main investments in joint ventures and associates (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Goodwill	€ 12,713	€ 12,471	€ 24,246	€ 25,466
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Goodwill	526	526	526
Caceis
Disclosure of associates [line items]
Goodwill	337	337	466
Associates and joint ventures
Disclosure of associates [line items]
Goodwill	€ 1,723	€ 1,862	€ 2,043